Royalty, Stream and Working Interests - Rollforward (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Royalty, stream and working interests
Balance at beginning of period	$ 4,027.1	$ 4,927.5
Additions	165.5	519.6
Disposal	(10.8)	(3.3)
Impairment losses		(1,173.3)
Depletion	(109.9)	(270.7)
Impact of foreign exchange	(40.8)	27.3
Balance at end of period	4,031.1	4,027.1
Mining Royalties
Royalty, stream and working interests
Balance at beginning of period	948.7	865.8
Additions		37.7
Disposal	(10.8)
Transfers	44.8	71.3
Depletion	(20.5)	(40.2)
Impact of foreign exchange	(20.0)	14.1
Balance at end of period	942.2	948.7
Streams
Royalty, stream and working interests
Balance at beginning of period	1,359.0	2,447.4
Additions	10.8	250.2
Impairment losses		(1,169.2)
Depletion	(59.0)	(169.4)
Balance at end of period	1,310.8	1,359.0
Energy
Royalty, stream and working interests
Balance at beginning of period	1,146.4	1,181.5
Additions	132.5	22.2
Impairment losses		(4.1)
Depletion	(30.4)	(60.8)
Impact of foreign exchange	(10.5)	7.6
Balance at end of period	1,238.0	1,146.4
Advanced
Royalty, stream and working interests
Balance at beginning of period	396.0	371.0
Additions	8.9	99.3
Disposal		(3.3)
Transfers	(36.5)	(75.6)
Depletion		(0.3)
Impact of foreign exchange	(8.9)	4.9
Balance at end of period	359.5	396.0
Exploration
Royalty, stream and working interests
Balance at beginning of period	177.0	61.8
Additions	13.3	110.2
Transfers	(8.3)	4.3
Impact of foreign exchange	(1.4)	0.7
Balance at end of period	$ 180.6	$ 177.0